UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Defiance BMNR Option Income ETF
YBMN (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Defiance BMNR Option Income ETF for the period of November 24, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/ybmn. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance BMNR Option Income ETF	$33	0.86%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,758,623
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
United States Treasury Bill	98.3%
Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $21.47	9.0%
Bitmine Immersion Technologies, Inc., Expiration: 05/08/2026; Exercise Price: $23.81	-1.4%
Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $21.47	-8.7%

Security Type	(%)*
U.S. Treasury Bills	98.3%
Purchased Options	9.0%
Written Options	-10.1%
Cash & Other	2.8%
* Percent of Net Assets
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/ybmn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance BMNR Option Income ETF	PAGE 1	TSR-SAR-268961836

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Defiance BMNR Option Income ETF (YBMN)
Semi-Annual Financial Statements and Additional Information
April 30, 2026 (Unaudited)

Defiance BMNR Option Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.0%(a)(b)(c)
Call Options - 9.0%
Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $21.47(d)	$2,767,020	1,293	$249,549
TOTAL PURCHASED OPTIONS (Cost $250,257)			249,549
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 98.3%
3.61%, 06/04/2026(e)		2,720,000	2,710,771
TOTAL U.S. TREASURY BILLS (Cost $2,710,755)			2,710,771
TOTAL INVESTMENTS - 107.3% (Cost $2,961,012)			$2,960,320
Liabilities in Excess of Other Assets - (7.3)%			(201,697)
TOTAL NET ASSETS - 100.0%			$2,758,623

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Defiance BMNR Option Income ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.1)%(a)(b)
Call Options - (1.4)%
Bitmine Immersion Technologies, Inc., Expiration: 05/08/2026; Exercise Price: $23.81	$(2,767,020)	(1,293)	$(38,790)
Put Options - (8.7)%
Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $21.47	(2,767,020)	(1,293)	(239,205)
TOTAL WRITTEN OPTIONS (Premiums received $276,572)			$(277,995)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Defiance BMNR Option Income ETF
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$2,960,320
Receivable for investments sold	400,949
Interest receivable	59
Dividends receivable	38
Deposits at broker for options contracts	27,760
Total assets	3,389,126
LIABILITIES:
Written options, at value	277,995
Payable for investments purchased	350,845
Payable to Adviser	1,663
Total liabilities	630,503
NET ASSETS	$ 2,758,623
Net Assets Consists of:
Paid-in capital	$3,734,425
Total distributable earnings/(accumulated losses)	(975,802)
Total net assets	$ 2,758,623
Net assets	$2,758,623
Shares issued and outstanding (unlimited shares authorized without par value)	175,000
Net asset value per share	$15.76
Cost:
Investments, at cost	$2,961,012
PROCEEDS:
Written options premium received	$276,572

The accompanying notes are an integral part of these financial statements.

3

Defiance BMNR Option Income ETF
Statement of Operations
For the Period Ended April 30, 2026(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$780
Interest income	38,159
Total investment income	38,939
EXPENSES:
Investment advisory fee	8,811
Interest expense	77
Total expenses	8,888
NET INVESTMENT INCOME/(LOSS)	30,051
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,390,164)
Written options expired or closed	972,286
Net realized gain (loss)	(417,878)
Net change in unrealized appreciation (depreciation) on:
Investments	(692)
Written options	(1,423)
Net change in unrealized appreciation (depreciation)	(2,115)
Net realized and unrealized gain (loss)	(419,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(389,942)

(a)	Inception date of the Fund was November 24, 2025.
The accompanying notes are an integral part of these financial statements.

4

Defiance BMNR Option Income ETF
Statement of Changes in Net Assets
Period Ended April 30, 2026(a) (Unaudited)

OPERATIONS:
Net investment income (loss)	$30,051
Net realized gain (loss)	(417,878)
Net change in unrealized appreciation (depreciation)	(2,115)
Net increase (decrease) in net assets from operations	(389,942)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(30,051)
From return of capital	(555,809)
Total distributions to shareholders	(585,860)
CAPITAL TRANSACTIONS:
Shares sold	4,334,748
Shares redeemed	(600,323)
Net increase (decrease) in net assets from capital transactions	3,734,425
NET INCREASE (DECREASE) IN NET ASSETS	2,758,623
NET ASSETS:
Beginning of the period	—
End of the period	$2,758,623
SHARES TRANSACTIONS
Shares sold	200,000
Shares redeemed	(25,000)
Total increase (decrease) in shares outstanding	175,000

(a)	Inception date of the Fund was November 24, 2025.
The accompanying notes are an integral part of these financial statements.

5

Defiance BMNR Option Income ETF
Financial Highlights
Period Ended April 30, 2026(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$24.88
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.23
Net realized and unrealized gain (loss) on investments(c)	(4.66)
Total from investment operations	(4.43)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)
Return of capital	(4.42)
Total distributions	(4.69)
Net asset value, end of period	$15.76
Total return(d)	−19.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,759
Ratio of expenses to average net assets(e)	0.86%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.01%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(e)	0.85%
Ratio of net investment income (loss) to average net assets(e)	2.90%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Defiance BMNR Option Income ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of the Fund is to seek current income and exposure to the share price of BitMine Immersion Technologies, Inc., subject to a limit on potential investment gains. The table below shows the date the Fund commenced operations:

Fund	Date of Commencement
Defiance BMNR Option Income ETF	November 24, 2025

The end of the reporting period for the Fund is April 30, 2026. The current fiscal period is the period from inception on November 24, 2025, through April 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Flexible Exchange Options (“FLEX Options”) will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of it’s shares to differ significantly from the NAV that would be calculated without regard to such considerations.

7

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$249,549	$—	$249,549
U.S. Treasury Bills	—	2,710,771	—	2,710,771
Total Investments	$—	$2,960,320	$—	$2,960,320
Liabilities:
Investments:
Written Options	$—	$(277,995)	$—	$(277,995)
Total Investments	$—	$(277,995)	$—	$(277,995)

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain

8

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid weekly. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Milliman Financial Risk Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and

9

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on the Fund’s average daily net assets:

Defiance BMNR Option Income ETF	0.85%

The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, there were no purchases and sales of securities by the Fund, excluding short-term securities, derivatives, and in-kind transactions.
There were no purchases or sales of U.S. Government securities in the Fund during the current fiscal period.
During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.
NOTE 5 – INCOME TAX INFORMATION
The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Fund issues and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction

10

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Fund’s use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.
The Fund invests primarily in FLEX Options. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions. The Fund receives premiums in exchange for the written FLEX Options and pay premiums in exchange for the purchased FLEX Options.
The Fund may use either a traditional covered call strategy or a synthetic covered call strategy to provide (i) current income (from the option premiums) and (ii) direct or indirect exposure to the underlying security’s share price returns, subject to a limit on potential investment gains of the underlying security as a result of the nature of the options strategy the Fund employs.
A traditional covered call strategy involves simultaneously buying shares of a security and selling (or “writing”) a call option on that security, with a goal of generating income from the call option premium while also profiting, subject to a cap on investment gains set by the strike price of the sold (short) call option, from potential increase in the value of the security.
A synthetic covered call strategy is similar to a traditional covered call strategy but involves selling (or writing) a call option on an underlying security that the option seller does not own. A synthetic covered call strategy consists of both synthetic long exposure and a covered call strategy.
When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage

11

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for option contracts. Broker interest received and paid by the Fund, if any, is included as interest income and expense, respectively, in the Statements of Operations.
The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Defiance BMNR Option Income ETF	Equity Contracts - Purchased Options	Investments, at value	$249,549

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Defiance BMNR Option Income ETF	Equity Contracts - Written Options	Written options, at value	$(277,995)

The effect of derivative instruments on the Statement of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Defiance BMNR Option Income ETF	Equity Contracts - Purchased Options	$(1,394,925)*	$(709)**
Defiance BMNR Option Income ETF	Equity Contracts - Written Options	972,286	(1,423)

*	Included in net realized gain (loss) from investments as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Defiance BMNR Option Income ETF	$94,444
Written Options
Defiance BMNR Option Income ETF	$(171,776)

All of the FLEX Options held by the Fund are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply. Due to the absence of a master netting agreement related to the Fund’s participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Fund.
NOTE 8 – RISKS
Bitcoin Risk. Investments linked to bitcoin can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for bitcoin may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates.
Crypto Asset Risk. The Fund’s performance is subject to the risks of the crypto assets industry. The trading prices of many crypto assets have experienced extreme volatility and may do so in the future. Extreme volatility in the future, including declines in the trading prices of the crypto assets, could have a material adverse effect on the value of the Fund’s shares and the shares could lose all or substantially all of their value. The value of the shares is subject to a

12

DEFIANCE BMNR OPTION INCOME ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
number of factors relating to the fundamental investment characteristics of crypto assets, including the fact that crypto assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Crypto assets represent a new and rapidly evolving industry, and the value of the Fund’s shares depends on the acceptance of crypto assets. Changes in the governance of a crypto asset network may not receive sufficient support from users and miners, which may negatively affect that crypto asset network’s ability to grow and respond to challenges.
Limited Upside Risk. The Fund seeks to provide investment exposure to the share price movements of the underlying security; however, if the underlying security’s price exceeds the strike price of the call options sold (written) by the Fund on the underlying security, the Fund will not participate in the underlying security’s gains beyond the strike price. Accordingly, the Fund’s covered call strategies (1) will subject the Fund to all of the underlying security’s losses, which may not be offset by option premium income received by the Fund, and (2) may limit the Fund’s potential investment gains, which could cause the Fund to underperform the underlying security significantly over the duration of an options contract.
Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital, which would reduce the Fund’s NAV and trading price over time and reduce the shareholder’s basis in their Fund shares and result in a higher capital gain, or lower capital loss, when Fund shares on which the return of capital distribution were received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BMNR), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

13

DEFIANCE BMNR OPTION INCOME ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

14

DEFIANCE BMNR OPTION INCOME ETF (YBMN)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance BMNR Option Income ETF (YBMN) (the “Fund”), and (ii) the investment sub-advisory agreement between the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Fund by the Advisers and additional information about the Advisers’ personnel and business operations. The Advisers also described the Fund’s investment objective and principal investment strategies and responded to questions from the Board related thereto. The Board then discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including an assessment of the Adviser’s compliance program provided by the Trust’s Chief Compliance Officer (“CCO”). The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as other details about the Fund.
The Board also considered the services to be provided to the Fund, including oversight of the Sub-Adviser and monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. The Board also noted that the Adviser will monitor the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Fund’s ability to achieve its investment objective and its oversight of

15

DEFIANCE BMNR OPTION INCOME ETF (YBMN)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
the Sub-Adviser’s day-to-day management of the Fund. In addition, the Board will compare the Fund’s returns to those of comparable peer funds and an appropriate benchmark index.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board compared the Fund’s net expense ratio to those of its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of actively managed ETFs that seek income through derivative-based investment strategies with exposure to bitcoin and/or other digital assets or cryptocurrency (the “Peer Group”). The Board noted, however, that the funds in the Peer Group do not seek to track the performance of the same underlying ETF as the Fund nor do they employ the same options overlay strategy. In particular, the Board noted that the Fund’s expected net expense ratio would be lower than the median net expense ratio of the funds included in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of a competitor ETF identified by the Adviser (the “Selected Peer ETF”). The Board noted that the Selected Peer ETF was an actively managed ETF that employs a similar option income framework, using derivatives to generate yield while providing exposure to a similar underlying equity. The Board observed that the Fund’s proposed net expense ratio was slightly lower than the net expense ratio of its Selected Peer ETF.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at expected asset levels for the Fund. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Milliman
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be responsible for investment decisions and the day-to-day portfolio management of the Fund. The Board further observed that the Sub-Adviser will be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding

16

DEFIANCE BMNR OPTION INCOME ETF (YBMN)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Fund’s ability to achieve its investment objective and the Sub-Adviser’s day-to-day management of the Fund. In addition, the Board will compare the Fund’s returns to those of comparable peer funds and an appropriate benchmark index.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Fund, noting that the Sub-Adviser had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as its assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	7/7/2026

* Print the name and title of each signing officer under his or her signature.